Segmented Information	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Segmented Information

4. Segmented Information
We have five reportable business segments: Canada, U.S., Asset Management, Asia, and Corporate. These business segments operate in the financial services industry and reflect our management structure and internal financial reporting. Asset Management includes the results of our MFS and SLC Management business units. Corporate primarily includes our Corporate Support operations, which have investment income, expenses, capital, and other items not allocated to our other business groups.

Revenues from our business segments are derived primarily from life and health insurance, investment management and annuities, and mutual funds. Revenues not attributed to the strategic business units are derived primarily from Corporate investments and earnings on capital.

The expenses in each business segment may include costs or services directly incurred or provided on their behalf at the enterprise level. For other costs not directly attributable to one of our business segments, we use a management reporting framework that uses assumptions, judgments, and methodologies for allocating overhead costs and indirect expenses to our business segments.

Intersegment transactions consist primarily of internal financing agreements which are measured at fair values prevailing when the arrangements are negotiated. Intersegment investment income consists primarily of interest paid by U.S. to Corporate. Intersegment fee income is primarily asset management fees paid by our business segments to Asset Management. SLC Management collects fee income and incurs the operational expenses associated with the management of the general fund assets. Intersegment transactions are eliminated in the Consolidation adjustments column in the following tables.

Management considers its external Clients to be individuals and corporations. We are not reliant on any individual Client as none is individually significant to our operations.

For the year ended	Canada	U.S.	Asset Management	Asia	Corporate	Consolidation adjustments	Total
December 31, 2025
Insurance revenue:
Annuities	$2,233	$286	$—	$23	$—	$—	$2,542
Life insurance	2,304	2,082	—	1,453	—	—	5,839
Health insurance	4,683	10,568	—	350	—	—	15,601
Total Insurance revenue	9,220	12,936	—	1,826	—	—	23,982
Net investment income (loss)	3,237	1,642	239	3,670	171	(100)	8,859
Fee income	1,954	534	6,624	353	190	(596)	9,059
Segment revenue(1)	14,411	15,112	6,863	5,849	361	(696)	41,900
Expenses:
Insurance service expenses	7,410	12,020	—	984	—	—	20,414
Reinsurance contract held net (income) expenses	163	(115)	—	46	—	—	94
Insurance finance (income) expenses from insurance contracts issued	2,159	1,399	—	3,229	—	—	6,787
Reinsurance finance (income) expenses	17	(105)	—	19	—	—	(69)
(Decrease) increase in investment contract liabilities	320	—	—	3	—	—	323
Interest expenses	172	129	138	87	118	(118)	526
Operating expenses and commissions	2,137	1,123	5,038	591	716	(578)	9,027
Total expenses(1)	12,378	14,451	5,176	4,959	834	(696)	37,102
Income (loss) before income taxes	2,033	661	1,687	890	(473)	—	4,798
Less: Income tax expense (benefit)	513	116	428	79	(120)	—	1,016
Total net income (loss)	1,520	545	1,259	811	(353)	—	3,782
Less:
Net income (loss) allocated to the participating account	118	25	—	51	—	—	194
Net income (loss) attributable to non-controlling interests	—	—	45	(8)	—	—	37
Shareholders' net income (loss)	$1,402	$520	$1,214	$768	$(353)	$—	$3,551
December 31, 2024
Insurance revenue:
Annuities	$2,063	$307	$—	$25	$—	$—	$2,395
Life insurance	2,324	2,008	—	1,279	9	—	5,620
Health insurance	4,391	9,981	—	250	—	—	14,622
Total Insurance revenue	8,778	12,296	—	1,554	9	—	22,637
Net investment income (loss)	5,039	316	281	1,648	233	(102)	7,415
Fee income	1,771	489	6,391	329	162	(561)	8,581
Segment revenue(1)	15,588	13,101	6,672	3,531	404	(663)	38,633
Expenses:
Insurance service expenses	7,309	11,345	—	974	3	—	19,631
Reinsurance contract held net (income) expenses	4	(145)	—	56	—	—	(85)
Insurance finance (income) expenses from insurance contracts issued	3,843	63	—	1,233	—	—	5,139
Reinsurance finance (income) expenses	81	(121)	—	(11)	—	—	(51)
(Decrease) increase in investment contract liabilities	390	—	—	3	—	—	393
Other income(2)	—	—	(163)	—	—	—	(163)
Interest expenses	262	116	172	105	123	(114)	664
Operating expenses and commissions	1,989	1,127	4,596	701	902	(549)	8,766
Total expenses(1)	13,878	12,385	4,605	3,061	1,028	(663)	34,294
Income (loss) before income taxes	1,710	716	2,067	470	(624)	—	4,339
Less: Income tax expense (benefit)	395	133	411	124	(23)	—	1,040
Total net income (loss)	1,315	583	1,656	346	(601)	—	3,299
Less:
Net income (loss) allocated to the participating account	98	27	—	(83)	—	—	42
Net income (loss) attributable to non-controlling interests	—	—	128	—	—	—	128
Shareholders' net income (loss)	$1,217	$556	$1,528	$429	$(601)	$—	$3,129
(1)    Segment revenue and Total expenses exclude Investment result for insurance contracts for account of segregated fund holders.
(2)    Relates to the early termination of a distribution agreement. We recognized income of $163 (pre-tax) and $46 (net of taxes, NCI impact and others) for the year ended December 31, 2024
Assets and liabilities by segment are as follows:

	Canada	U.S.	Asset Management	Asia	Corporate	Consolidation adjustments	Total
As at December 31, 2025
Total general fund assets	$124,049	$35,825	$10,537	$49,152	$12,770	$(444)	$231,889
Investments for account of segregated fund holders	$159,020	$406	$—	$7,140	$—	$—	$166,566
Total general fund liabilities	$117,923	$29,321	$7,371	$43,018	$9,208	$(444)	$206,397
As at December 31, 2024
Total general fund assets	$120,987	$37,006	$11,066	$43,158	$10,044	$(326)	$221,935
Investments for account of segregated fund holders	$140,900	$429	$—	$7,457	$—	$—	$148,786
Total general fund liabilities	$114,300	$30,495	$7,858	$37,780	$5,699	$(326)	$195,806

The revenue and assets of our business segments differ from geographic segments primarily due to the geographic segmenting of our Asset Management and Corporate segments.

The following table shows revenue by country for Asset Management and Corporate:

	Asset Management		Corporate
For the years ended December 31,	2025	2024	2025	2024
Revenue:
United States	$6,101	$5,995	$174	$180
United Kingdom	229	245	—	—
Canada	292	282	7	53
Other countries	241	150	180	171
Segment revenue	$6,863	$6,672	$361	$404

The following table shows total assets by country for Asset Management and Corporate:

	Asset Management		Corporate
As at December 31,	2025	2024	2025	2024
Total general fund assets:
United States	$8,490	$9,027	$5,201	$5,161
United Kingdom	1,100	1,047	—	—
Canada	718	785	7,455	4,758
Other countries	229	207	114	125
Total general fund assets	$10,537	$11,066	$12,770	$10,044